Loans and Allowance for Loan Losses (Tables)	9 Months Ended
Sep. 30, 2013
Loans and Allowance for Loan Losses: [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The components of loans receivable are as follows (in thousands):

	September 30, 2013
	Loans Receivable	%	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
Commercial	$111,238	21.1%	$4,223	$107,015
Commercial real estate	185,116	35.1	1,800	183,316
Commercial construction	6,305	1.2	—	6,305
Land and land development loans	34,172	6.5	2,856	31,316
Agriculture	97,453	18.4	5,081	92,372
Multifamily	15,802	3.0	—	15,802
Residential real estate	61,185	11.6	3,138	58,047
Residential construction	1,721	0.3	—	1,721
Consumer	9,084	1.7	63	9,021
Municipal	6,107	1.1	—	6,107
Total loans receivable	528,183	100.0%	$17,161	$511,022
Allowance for loan losses	(8,030)
Deferred loan fees, net of direct origination costs	86
Loans receivable, net	$520,239
Weighted average interest rate	5.22%

	December 31, 2012
	Loans Receivable	%	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
Commercial	$121,307	23.0%	$6,133	$115,174
Commercial real estate	186,844	35.4	3,373	183,471
Commercial construction	3,832	0.7	—	3,832
Land and land development loans	31,278	5.9	2,023	29,255
Agriculture	85,967	16.3	2,134	83,833
Multifamily	16,544	3.1	—	16,544
Residential real estate	60,020	11.3	2,362	57,658
Residential construction	940	0.2	—	940
Consumer	9,626	1.8	168	9,458
Municipal	12,267	2.3	—	12,267
Total loans receivable	528,625	100.0%	$16,193	$512,432
Allowance for loan losses	(7,943)
Deferred loan fees, net of direct origination costs	86
Loans receivable, net	$520,768
Weighted average interest rate	5.28%

Allowance for Credit Losses on Financing Receivables
Changes in the allowance for loan losses and the reserve for unfunded commitments during the three and nine month periods ended September 30, 2013 and 2012 are as follows:

	Allowance for Loan Losses for the three months ended September 30, 2013
	Balance, Beginning of Quarter	Charge-Offs Jul 1 through Sept 30, 2013	Recoveries Jul 1 through Sept 30, 2013	Provision	Balance, End of Quarter
	(Dollars in thousands)
Commercial	$1,900	$(37)	$151	$(250)	$1,764
Commercial real estate	2,736	—	49	(271)	2,514
Commercial construction	231	—	—	(77)	154
Land and land development loans	956	(49)	7	292	1,206
Agriculture	692	—	12	224	928
Multifamily	54	—	—	(19)	35
Residential real estate	1,195	(40)	11	89	1,255
Residential construction	44	—	1	(7)	38
Consumer	203	(81)	46	(61)	107
Municipal	31	—	—	(2)	29
Allowance for loan losses	$8,042	$(207)	$277	$(82)	$8,030

	Allowance for Loan Losses for the nine months ended September 30, 2013
	Balance, Beginning of Year	Charge-Offs Jan 1 through Sept 30, 2013	Recoveries Jan 1 through Sept 30, 2013	Provision	Balance, End of Period
	(Dollars in thousands)
Commercial	$2,156	$(258)	$639	$(773)	$1,764
Commercial real estate	2,762	(614)	76	290	2,514
Commercial construction	101	—	15	38	154
Land and land development loans	1,197	(186)	71	124	1,206
Agriculture	228	—	53	647	928
Multifamily	51	—	—	(16)	35
Residential real estate	1,144	(80)	81	110	1,255
Residential construction	24	—	1	13	38
Consumer	202	(191)	136	(40)	107
Municipal	78	—	—	(49)	29
Allowance for loan losses	$7,943	$(1,329)	$1,072	$344	$8,030

	Allowance for Loan Losses for the three months ended September 30, 2012
	Balance, Beginning of Quarter	Charge-Offs Jul 1 through Sept 30, 2012	Recoveries Jul 1 through Sept 30, 2012	Provision	Balance, End of Quarter
	(Dollars in thousands)
Commercial	$2,429	$(403)	$39	$1,008	$3,073
Commercial real estate	4,032	(1,577)	239	34	2,728
Commercial construction	94	—	3	(30)	67
Land and land development loans	1,565	(64)	7	146	1,654
Agriculture	207	—	23	(43)	187
Multifamily	57	—	—	(1)	56
Residential real estate	1,601	(506)	12	(65)	1,042
Residential construction	4	—	—	9	13
Consumer	201	(100)	27	70	198
Municipal	43	—	—	27	70
Allowances for loan losses	$10,233	$(2,650)	$350	$1,155	$9,088

	Allowance for Loan Losses for the nine months ended September 30, 2012
	Balance, Beginning of Year	Charge-Offs Jan 1 through Sept 30, 2012	Recoveries Jan 1 through Sept 30, 2012	Provision	Balance, End of Period
	(Dollars in thousands)
Commercial	$2,817	$(2,160)	$369	$2,047	$3,073
Commercial real estate	4,880	(3,555)	453	950	2,728
Commercial construction	500	(243)	8	(198)	67
Land and land development loans	2,273	(1,247)	275	353	1,654
Agriculture	172	(32)	92	(45)	187
Multifamily	91	—	—	(35)	56
Residential real estate	1,566	(1,171)	126	521	1,042
Residential construction	59	—	7	(53)	13
Consumer	295	(355)	142	116	198
Municipal	37	—	—	33	70
Allowance for loan losses	$12,690	$(8,763)	$1,472	$3,689	$9,088
The components of the allowance for loan loss by types are as follows (in thousands):

	September 30, 2013
	Total Allowance	Individually Evaluated Allowance	Collectively Evaluated Allowance
Commercial	$1,764	$210	$1,554
Commercial real estate	2,514	273	2,241
Commercial construction	154	—	154
Land and land development loans	1,206	282	924
Agriculture	928	288	640
Multifamily	35	—	35
Residential real estate	1,255	552	703
Residential construction	38	—	38
Consumer	107	19	88
Municipal	29	—	29
Total	$8,030	$1,624	$6,406

	December 31, 2012
	Total Allowance	Individually Evaluated Allowance	Collectively Evaluated Allowance
Commercial	$2,156	$628	$1,528
Commercial real estate	2,762	267	2,495
Commercial construction	101	—	101
Land and land development loans	1,197	114	1,083
Agriculture	228	10	218
Multifamily	51	—	51
Residential real estate	1,144	458	686
Residential construction	24	—	24
Consumer	202	87	115
Municipal	78	—	78
Total	$7,943	$1,564	$6,379

Past Due Financing Receivables
A summary of current, past due and nonaccrual loans as of September 30, 2013 is as follows, (in thousands):

	Current	30-89 Days Past Due	90 Days or More Past Due and Accruing	Nonaccrual	Total
Commercial	$109,190	$982	$42	$1,024	$111,238
Commercial real estate	184,710	145	—	261	185,116
Commercial construction	6,305	—	—	—	6,305
Land and land development loans	33,724	256	—	192	34,172
Agriculture	96,852	74	—	527	97,453
Multifamily	15,802	—	—	—	15,802
Residential real estate	60,275	109	—	801	61,185
Residential construction	1,721	—	—	—	1,721
Consumer	9,078	3	—	3	9,084
Municipal	6,107	—	—	—	6,107
Total	$523,764	$1,569	$42	$2,808	$528,183

A summary of current, past due and nonaccrual loans as of December 31, 2012 is as follows, (in thousands):

	Current	30-89 Days Past Due	90 Days or More Past Due and Accruing	Nonaccrual	Total
Commercial	$117,096	$169	$—	$4,042	$121,307
Commercial real estate	185,128	—	—	1,716	186,844
Commercial construction	3,832	—	—	—	3,832
Land and land development loans	31,032	—	—	246	31,278
Agriculture	85,835	34	—	98	85,967
Multifamily	16,544	—	—	—	16,544
Residential real estate	59,158	439	—	423	60,020
Residential construction	940	—	—	—	940
Consumer	9,577	45	—	4	9,626
Municipal	12,267	—	—	—	12,267
Total	$521,409	$687	$—	$6,529	$528,625

Troubled Debt Restructurings on Financing Receivables
The following table provides a summary of Troubled Debt Restructurings ("TDR") outstanding at period end by performing status, (in thousands).

	September 30, 2013			December 31, 2012
	Nonaccrual	Accrual	Total	Nonaccrual	Accrual	Total
Commercial	$40	$1,530	$1,570	$1,900	$277	$2,177
Commercial real estate	—	738	738	1,463	956	2,419
Land and land development loans	48	2,472	2,520	—	1,327	1,327
Agriculture	—	3,241	3,241	—	291	291
Residential real estate	—	1,152	1,152	—	417	417
Consumer	—	11	11	—	88	88
Total	$88	$9,144	$9,232	$3,363	$3,356	$6,719
The Company's loans that were modified in the three and nine month period ended September 30, 2013 and 2012 and considered a TDR are as follows (dollars in thousands):

	Three Months Ended September 30, 2013			Nine Months Ended September 30, 2013
	Number	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Number	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Commercial	6	$258	$258	12	$1,415	$1,415
Commercial real estate	1	48	48	5	439	439
Land and land development loans	—	—	—	4	1,685	1,685
Agriculture	—	—	—	4	1,216	1,215
Residential real estate	—	—	—	3	265	208
Consumer	—	—	—	—	—	—
	7	$306	$306	28	$5,020	$4,962

	Three Months Ended September 30, 2012			Nine Months Ended September 30, 2012
	Number	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Number	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Commercial	—	$—	$—	1	$75	$75
Commercial real estate	—	—	—	1	100	100
Land and land development loans	1	38	38	1	38	38
Agriculture	—	—	—	1	110	110
Residential real estate	—	—	—	—	—	—
Residential construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
	1	$38	$38	4	$323	$323
The balances below provide information as to how the loans were modified as TDRs during the three and nine months ended September 30, 2013 and 2012, (in thousands).

	Three Months Ended September 30, 2013		Nine Months Ended September 30, 2013
	Adjusted Interest Rate Only	Other*	Adjusted Interest Rate Only	Other*
Commercial	$—	$258	$—	$1,415
Commercial real estate	48	—	48	391
Land and land development loans	—	—	1,386	299
Agriculture	—	—	851	364
Residential real estate	—	—	188	20
Consumer	—	—	—	—
	$48	$258	$2,473	$2,489
(*) Other includes term or principal concessions or a combination of concessions, including interest rates.

	Three Months Ended September 30, 2012		Nine Months Ended September 30, 2012
	Adjusted Interest Rate Only	Other*	Adjusted Interest Rate Only	Other*
Commercial	$—	$—	$75	$—
Commercial real estate	—	—	—	100
Land and land development loans	38	—	38	—
Agriculture	—	—	110	—
	$38	$—	$223	$100

Impaired Financing Receivables
The following tables summarize impaired loans:

	Impaired Loans
	September 30, 2013			December 31, 2012
	Recorded Investment	Principal Balance	Related Allowance	Recorded Investment	Principal Balance	Related Allowance
	(Dollars in thousands)
With an allowance recorded:
Commercial	$1,041	$1,223	$210	$1,796	$1,964	$628
Commercial real estate	942	1,133	273	1,315	1,486	267
Land and land development loans	1,150	1,154	282	1,601	1,627	114
Agriculture	288	288	288	31	31	10
Residential real estate	1,678	1,687	552	1,240	1,243	458
Consumer	33	34	19	138	140	87
Total	$5,132	$5,519	$1,624	$6,121	$6,491	$1,564
Without an allowance recorded:
Commercial	$3,182	$4,042	$—	$4,337	$6,273	$—
Commercial real estate	858	988	—	2,058	3,178	—
Land and land development loans	1,706	1,858	—	422	493	—
Agriculture	4,793	4,812	—	2,103	2,103	—
Residential real estate	1,460	1,513	—	1,122	1,254	—
Consumer	30	49	—	30	48	—
Total	$12,029	$13,262	$—	$10,072	$13,349	$—
Total:
Commercial	$4,223	$5,265	$210	$6,133	$8,237	$628
Commercial real estate	1,800	2,121	273	3,373	4,664	267
Land and land development loans	2,856	3,012	282	2,023	2,120	114
Agriculture	5,081	5,100	288	2,134	2,134	10
Residential real estate	3,138	3,200	552	2,362	2,497	458
Consumer	63	83	19	168	188	87
Total	$17,161	$18,781	$1,624	$16,193	$19,840	$1,564

	Impaired Loans
	Nine Months Ended September 30, 2013		Nine Months Ended September 30, 2012
	Average Recorded Investment	Interest Income Recognized (*)	Average Recorded Investment	Interest Income Recognized (*)
	(Dollars in thousands)
With an allowance recorded:
Commercial	$1,241	$63	$3,078	$292
Commercial real estate	1,206	79	5,132	233
Commercial construction	—	—	300	—
Land and land development loans	1,301	48	2,103	170
Agriculture	83	33	24	3
Residential real estate	1,139	70	1,697	63
Consumer	111	3	215	13
Total	$5,081	$296	$12,549	$774
Without an allowance recorded:
Commercial	$3,333	$258	$5,224	$403
Commercial real estate	2,448	74	2,275	177
Commercial construction	—	—	74	—
Land and land development loans	1,123	47	2,019	167
Agriculture	3,491	285	2,277	98
Residential real estate	1,498	86	1,589	98
Consumer	34	3	33	5
Total	$11,927	$753	$13,491	$948
Total:
Commercial	$4,574	$321	$8,302	$695
Commercial real estate	3,654	153	7,407	410
Commercial construction	—	—	374	—
Land and land development loans	2,424	95	4,122	337
Agriculture	3,574	318	2,301	101
Residential real estate	2,637	156	3,286	161
Consumer	145	6	248	18
Total	$17,008	$1,049	$26,040	1,722
(*) Interest Income on individually impaired loans is calculated using the cash-basis method, using year to date interest on loans outstanding at 9/30.

Schedule of Allowance for Unfunded Commitments
Allowance for Unfunded Commitments

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Beginning of period	$15	$15	$15	$13
Adjustment	—	(2)	—	—
Allowance — Unfunded Commitments at end of period	$15	$13	$15	$13

Financing Receivable Credit Quality Indicators
Credit quality indicators by loan segment are summarized as follows:

	Loan Portfolio Credit Grades by Type September 30, 2013
	Satisfactory Grade 1-3	Internal Watch Grade 4	Special Mention Grade 5	Substandard Grade 6	Doubtful Grade 7	Total
	(Dollars in thousands)
Commercial	$77,509	$26,461	$804	$6,464	$—	$111,238
Commercial real estate	142,546	39,171	—	3,399	—	185,116
Commercial construction	6,098	171	36	—	—	6,305
Land and land development loans	18,681	13,975	—	1,516	—	34,172
Agriculture	78,603	13,518	693	4,639	—	97,453
Multifamily	3,445	8,403	—	3,954	—	15,802
Residential real estate	48,323	9,853	—	3,009	—	61,185
Residential construction	1,721	—	—	—	—	1,721
Consumer	8,544	419	4	117	—	9,084
Municipal	5,995	112	—	—	—	6,107
Loans receivable, net	$391,465	$112,083	$1,537	$23,098	$—	$528,183

	Loan Portfolio Credit Grades by Type December 31, 2012
	Satisfactory Grade 1-3	Internal Watch Grade 4	Special Mention Grade 5	Substandard Grade 6	Doubtful Grade 7	Total
	(Dollars in thousands)
Commercial	$90,520	$23,094	$—	$7,693	$—	$121,307
Commercial real estate	132,659	49,029	—	5,156	—	186,844
Commercial construction	3,794	38	—	—	—	3,832
Land and land development loans	15,869	13,894	—	1,515	—	31,278
Agriculture	69,445	14,379	—	2,143	—	85,967
Multifamily	2,465	8,961	—	5,118	—	16,544
Residential real estate	47,102	9,873	—	3,045	—	60,020
Residential construction	940	—	—	—	—	940
Consumer	8,529	835	—	262	—	9,626
Municipal	12,125	142	—	—	—	12,267
Loans receivable, net	$383,448	$120,245	$—	$24,932	$—	$528,625

Schedule Of Nonperforming Assets and Classified Loans
The following table summarizes non-performing assets and classified loans at the dates indicated:

	September 30, 2013	December 31, 2012
	(Dollars in thousands)
Loans past due in excess of 90 days and still accruing	$42	$—
Non-accrual loans	2,808	6,529
Total non-performing loans	2,850	6,529
Other real estate owned (“OREO”)	4,236	4,951
Total non-performing assets (“NPAs”)	$7,086	$11,480
Classified loans (1)	$23,098	$24,933
_____________________________

1)	Classified loan totals are inclusive of non-performing loans and may also include troubled debt restructured loans, depending on the grading of these restructured loans.